FRANKLIN TEMPLETON GROUP
                          777 Mariners Island Boulevard
                           San Mateo, California 94404

December 8, 1997

Filed Via EDGAR (CIK #0001022804)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

      Re:   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
            File Nos. 333-13601 and 811-7851

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(j) do not differ from those contained in Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 1997.

Sincerely,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES


/s/ Larry L. Greene
Senior Corporate Counsel

LLG:ms

cc:   Mark H. Plafker, Esq.